Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions
37.	Related party transactions

a)	Names of related parties and relationship

Names of related parties	Relationship with the Company
Koh Sih-Ping (Note)	Other related party
Origin Rise Limited (Note)	Other related party
Asteria Corporation	Shareholder of the Company

Note: Origin Rise Limited, which was one of the major shareholders of the Company until the Company repurchased its shares on December 5, 2022, was controlled by its sole director, Koh Sih-Ping, who retired as the Director and Chief Executive Officer of the Group on September 9, 2022. Neither has been a related party to the Group since then.

b)	The Group lists Koh Sih-Ping as the joint guarantor for one of its long-term borrowings as of December 31, 2024 and 2023. Please refer to Note 16 for further details.

The Company’s interest expense and interest payable related to the loan from related parties are as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Interest expense	$113,549	$253,469	$246,763

	December 31, 2024	December 31, 2023
Interest payable	$-	$247,304

c)	Please refer to Note 16 for further details on shareholder loans.

d)	Purchase of treasury shares

On December 5, 2022 (the “Effective Date”), the Agreement was made and entered into by and among the Company, Koh Sih-Ping and Origin Rise Limited that the Company purchased 2,814,895 ordinary shares (or 281,490 reflective of the 10- to-1 reverse stock split effective April 15, 2024) held by Origin Rise Limited by transferring certain accounts receivables, property and equipment, and intangible assets of the Company with value, on effective date, of $15,663,648, $12,287,359 and $1,629,133, respectively.

As of December 31, 2022, the Company has other receivable, amounting to $521,852, due from Koh Sih-Ping because the Company has obligation to pay related output tax under applicable law in same amount in relation to this transaction and this tax should be compensated by Koh Sih-Ping in accordance with the Agreement. As of December 31, 2023, the amount was not received and fully provided for.

e)	Key management compensation

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Salaries and other short-term employee benefits	$2,088,394	$2,282,050	$1,218,826
Post-employment benefits	40,875	3,283	815
Share-based compensation expenses	201,908	762,014	-
	$2,331,177	$3,047,347	$1,219,641